11. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2025
Notes
11. SEGMENTED INFORMATION

11.SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties.  Geographical information is as follows:

	September 30, 2025	September 30, 2024
Non-current assets
USA	$13,921	$75,889
Canada	8,414,909	6,873,183
	$8,428,830	$6,949,072